Income Tax - Summary of Deferred Tax Asset (Liability) Arising from Temporary Difference (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Allowance for loan losses	$ 714,992	$ 732,689
Deferred loan fees	48,070	45,189
Accrued interest on nonperforming loans	212,080	202,119
Deferred compensation	58,436	59,119
Depreciation	(192,642)	(223,962)
Amortization	16,429	30,511
Goodwill	(298,134)	(260,867)
AMT	1,199,542	1,005,207
Deferred state income tax	(35,856)	(32,164)
Federal NOL	92,700
Total deferred tax asset - federal	1,815,617	1,557,841
Total deferred tax asset - state	105,460	94,599
Deferred Tax Assets, Total	1,921,077	1,652,440
Deferred tax assets (liabilities) arising from market adjustments of securities available for sale:
Federal	(429,917)	1,400,227
State	(73,593)	239,690
Net deferred tax asset before valuation allowance	1,417,567	3,292,357
Valuation Allowance
Increase during the period	(225,000)
Ending balance	(225,000)
Net deferred tax asset	$ 1,192,567	$ 3,292,357